Locations and Gain (Loss) Amounts of Derivative Instruments Recognized (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in income on derivatives not designated as hedging instrument		¥ 1,494	¥ 2,258	¥ (389)
Interest rate swap agreements | Other, net
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in income on derivatives not designated as hedging instrument	[1]		25
Foreign exchange forward contracts | Other, net
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in income on derivatives not designated as hedging instrument	[1]	(26)	713	(487)
Non-deliverable forward contracts (NDF) | Other, net
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in income on derivatives not designated as hedging instrument	[1]	0	(29)	(6)
Foreign currency option contracts | Other, net
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in income on derivatives not designated as hedging instrument	[1]	¥ 1,520	¥ 1,549	¥ 104

[1]	"Other, net" was included in "Other income (expense)."